Document and Entity Information	May 21, 2021
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	Siren ETF Trust
Entity Central Index Key	0001796383
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 21, 2021
Document Effective Date	May 21, 2021
Prospectus Date	Mar. 01, 2021